WEBs ETF Trust

WEBs Financial XLF Defined Volatility ETF

Schedule of Investments

July 31, 2026 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 48.3%
United States – 48.3%
State Street Financial Select Sector SPDR ETF(1)	2,375	$135,233
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,115)		135,233

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 40.2%
Time Deposits – 40.2%
Citibank, New York, 2.98% 08/03/2026(2)	$104,727	104,727
JPMorgan Chase, New York, 2.98% 08/03/2026	7,774	7,774
TOTAL TIME DEPOSITS (Cost - $112,501)		112,501
TOTAL SHORT-TERM INVESTMENTS (Cost - $112,501)		112,501

TOTAL INVESTMENTS – 88.5% (Cost - $237,616)		247,734
OTHER ASSETS LESS LIABILITIES – 11.5%		32,141
NET ASSETS – 100.0%		$279,875

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald State Street Financial Select Sector SPDR ETF	OBFR + 1.20%	Varies(3)	USD	385	08/24/2026	$32,338

(1)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(2)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.
(3)	Payment frequency is monthly for financing fee, at maturity for total return, including dividends.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate